SHARE CAPITAL - (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Stock Option Transactions and the Number of Stock Options
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2021	43,436,494	$3.69
Granted	9,744,729	5.47
Exercised	(3,247,332)	3.08
Expired	(65,000)	5.52
Forfeited	(230,001)	5.33
At December 31, 2022	49,638,890	$4.07
Granted	10,849,062	8.15
Exercised	(8,608,816)	3.06
Forfeited	(313,334)	5.51
At December 31, 2023 – Outstanding	51,565,802	$5.08
At December 31, 2023 – Exercisable	41,268,569	$4.52

Summary of Company's Stock Options Outstanding and Exercisable
The following table summarizes information about the exercisable share options outstanding as at December 31, 2023:

Number of share options outstanding	Number of share options exercisable	Exercise prices (C$)	Remaining contractual life (years)	Expiry date

500,000	500,000	2.27	0.22	March 21, 2024
250,000	250,000	2.22	0.24	March 27, 2024
2,900,000	2,900,000	1.92	0.45	June 12, 2024
188,679	188,679	1.59	0.63	August 16, 2024
3,400,000	3,400,000	1.59	0.98	December 24, 2024
3,875,000	3,875,000	1.80	1.45	June 12, 2025
4,766,666	4,766,666	3.24	1.95	December 11, 2025
250,000	250,000	5.16	2.13	February 16, 2026
250,000	250,000	4.53	2.25	April 1, 2026
8,330,000	8,330,000	5.84	2.44	June 10, 2026
6,781,666	6,781,666	5.44	2.96	December 14, 2026
94,277	47,139	5.76	3.05	January 18, 2027
3,370,000	2,240,014	5.31	3.63	August 17, 2027
55,452	27,726	5.41	3.76	October 4, 2027
5,905,000	3,925,013	5.57	3.97	December 18, 2027
300,000	100,000	6.55	4.09	January 31, 2028
4,795,000	1,598,333	6.99	4.65	August 22, 2028
39,062	-	7.68	4.76	October 4, 2028
5,515,000	1,838,333	9.33	4.95	December 11, 2028
51,565,802	41,268,569

Summary of Weighted Average Grant Date Fair Values
The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	For the year ended December 31,
	2023	2022
Expected stock price volatility	61.24%	62.38%
Expected life of options	5 years	5 years
Risk free interest rate	3.67%	2.87%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$4.48	$3.01
Weighted average exercise price	$8.15	$5.47